Acquisitions - Pro Forma Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 28, 2014	Dec. 29, 2013
Business Combinations [Abstract]
Total revenues	$ 1,961,788	$ 1,814,545
Income from continuing operations	$ 466,690	$ 146,938
Basic earnings per common share from continuing operations	$ 4.66	$ 1.47
Diluted earnings per common share from continuing operations	$ 4.65	$ 1.47